Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Feb. 01, 2021	Jan. 01, 2021	Sep. 30, 2021	Dec. 01, 2021
Founder Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate founder shares		5,750,000
Sponsor transferred founder shares	10,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares forfeiture		1,125,000
PIPE Investments [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price (in Dollars)			$ 85,000
Aggregate investments (in Dollars)			$ 7,590
Class B Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares		8,625,000
Class C Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Agrgreate shares			8,500,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Class A Common Stock [Member] | PIPE Investments [Member]
Subsequent Events (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 10